Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Permanent differences			(0.10%)	0.00%
State income taxes, net of federal benefit			5.40%	2.70%
Research and development tax credits			5.10%	3.60%
State rate changes			3.70%	0.00%
Stock compensation deductions			(2.80%)	1.60%
Other items			0.00%	(0.70%)
Change in deferred tax asset valuation allowance			(32.30%)	(28.20%)
Effective income tax rate			0.00%	0.00%